Cover	12 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 2 (this “Amendment No. 2”) to our registration statement on Form F-1 (File No. 333-294125) and as amended on April 9, 2026 (the “F-1”), for the sole purpose of incorporating our unaudited financial results for the six months ended December 31, 2025 into the F-1. For clarity, the audited financial statements as of and for the fiscal years ended June 30, 2025, 2024, and 2023 included in this Amendment No. 2 are unchanged from the audited financial statements included in the F-1. Other than expressly set forth herein, this Amendment No. 2 does not, and does not purport to, amend any other information contained in the F-1 nor does this Amendment No. 2 reflect any other events that have occurred after the F-1 was filed.
Entity Registrant Name	Mobile-health Network Solutions
Entity Central Index Key	0001976695
Entity Primary SIC Number	7372
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Venture Drive
Entity Address, Address Line Two	#07-08 Vision Exchange
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
City Area Code	+65
Local Phone Number	6222 5223
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	+1 212
Local Phone Number	947 7200
Contact Personnel Name	Cogency Global Inc.